Shareholders' capital (Details) - EUR (€)			1 Months Ended																	6 Months Ended	12 Months Ended
	May 07, 2019	Sep. 18, 2018	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period																			32,180,641		32,180,641
Exercise of Options			66,965	35,054	13,729	73,005	13,393	163,170	30,531	9,768	556	5,913	2,300	469	5,393	5,900	34,039	113,075	111,727		35,975,312
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		3,475,000																		38,107,527
Number of shares outstanding at end of period			38,107,527																	38,107,527
Par value per share			€ 0.1																	€ 0.1
Maximum authorized increase of then outstanding share capital (as a percent)	20.00%
Period of outstanding share capital	18 months
Maximum authorized increase in share capital	€ 760,110.00
Maximum authorized increase in number of shares	7,601,101
Johnson & Johnson Innovation Inc
Disclosure of classes of share capital [line items]
Share subscription																				1,766,899
IFRS Employee Stock Option [Member]
Disclosure of classes of share capital [line items]
Exercise of Options																				365,316